Earnings Per Share (Details) - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended				60 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2010	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2015
Summary of computation of basic and diluted net income per common share
Net loss attributable to ordinary shareholders for computing basic and diluted net loss per ordinary share		$ (3,852,653)	$ (1,916,140)	$ (21)	$ (9,382,343)	$ (4,063,639)	$ (14,690)	$ (6,173,646)	$ (4,791,342)	$ (33,572)	$ (12,606)	$ (11,174,812)
Weighted average number of common shares outstanding - Basic and diluted	[1]	45,598,135	99,150,000		86,755,026	99,150,000		99,998,087	99,150,000
Basic earnings per share	[2]							$ (0.06)	$ (0.05)
Diluted earnings per share	[2]							$ (0.06)	$ (0.05)

[1]	* Retroactively restated for effect of 1 for 2 reverse stock split on June 20, 2016
[2]	*Retroactively restated for effect of 1:2 reserve stock split on June 20, 2016